CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - $ / shares	Sep. 30, 2015	Dec. 31, 2014
Shareholders' Equity
Preferred Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred Stock, shares authorized (in shares)	50,000,000	50,000,000
Preferred Stock, shares issued (in shares)	0	0
Preferred Stock, shares outstanding (in shares)	0	0
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common Stock, shares authorized (in shares)	200,000,000	200,000,000
Common Stock, shares issued (in shares)	23,431,370	23,431,370
Common Stock, shares outstanding (in shares)	22,931,396	23,431,370